Related Party Transactions (Details) - Schedule of future minimum lease payments - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of future minimum lease payments [Abstract]
2021 (Six months)	$ 117	$ 235
2022	39	39
Total	$ 156	$ 274